Net finance (costs)/income (Tables)	12 Months Ended
Jun. 30, 2022
Net finance (costs)/income
Summary of net finance (costs) / income

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	25,608	40,433	66,344
	25,608	40,433	66,344
Finance costs
—Interest on loans and borrowings	(5,221)	(1,545)	(405)
—Interest on lease liabilities	(26,117)	(26,817)	(32,991)
	(31,338)	(28,362)	(33,396)
Net finance (costs)/income	(5,730)	12,071	32,948